VARIABLE INTEREST ENTITIES	9 Months Ended
Sep. 30, 2025
Variable Interest Entity [Line Items]
VARIABLE INTEREST ENTITIES	VARIABLE INTEREST ENTITIES
The Company holds investments in VIEs that are not consolidated due to either a lack of variable interests or where the Company is not the primary beneficiary. The fair value option was elected for investments in non-
consolidated VIEs for which the Company was deemed to have significant influence; therefore, changes in the fair value of these investments are recorded through Gains / (losses) from operations in the Company’s condensed consolidated interim statements of operations. NAV was utilized as the practical expedient to fair value.
The Company’s involvement in financing operations of the VIEs is limited to its investment in the entity. The Company does not provide performance guarantees and has no other financial obligation to provide funding to VIEs, other than its own capital commitments.
The following table illustrates the Company’s maximum exposure to unconsolidated VIEs which is limited to the fair value of its investments and unfunded commitment as of period end.

	September 30, 2025			December 31, 2024
(in thousands)	Fair Value of Investment	Unfunded Commitments	Maximum Exposure	Fair Value of Investment	Unfunded Commitments	Maximum Exposure
Sponsored Investment Funds	$359,580	$43,337	$402,917	$398,386	$56,725	$455,111
Other VIE’s	206,738	12,294	219,032	143,145	12,294	155,439
Total	$566,318	$55,631	$621,949	$541,531	$69,019	$610,550

Galaxy Digital Holdings, LP
Variable Interest Entity [Line Items]
VARIABLE INTEREST ENTITIES	VARIABLE INTEREST ENTITIES
Consolidated Sponsored Investment Funds
As a result of a reduction of ownership percentage or amendments to the underlying partnership agreements, as of December 31, 2024 and 2023, the Company did not consolidate any of its sponsored investment funds. Prior to December 31, 2022, the Company controlled and consolidated certain managed funds.
Net income / (loss) attributable to redeemable noncontrolling interests (i.e., the portion not attributable to the Unit holders of the Company) is identified in the Company’s consolidated statements of operations. Income / (loss) attributable to redeemable noncontrolling interests is not adjusted for income taxes for consolidated sponsored investment funds that are treated as pass-through entities for tax purposes. Net gain / (loss) related to consolidated VIEs is presented in the following table:

(in thousands)	December 31, 2024	December 31, 2023	December 31, 2022
Net gain / (loss) on consolidated VIEs	$—	$—	$(166,113)
Net income / (loss) attributable to NCI on consolidated VIEs	$—	$—	$(97,219)
Non-consolidated Sponsored Investment Funds & Other VIEs
The Company holds investments in VIEs that are not consolidated due to either a lack of variable interests or where the Company is not the primary beneficiary. This includes funds which were once controlled but were subsequently deconsolidated due to reduced ownership percentage or other changes. The fair value option was elected for investments in non-consolidated VIEs for which the Company was deemed to have significant influence; therefore, changes in the fair value of these investments are recorded through net income in Net gain / (loss) on investments in the Company’s consolidated statements of operations. NAV was utilized as the practical expedient to fair value. See Note 9 for further information.
The Company’s involvement in financing operations of the VIEs is limited to its investment in the entity. The Company does not provide performance guarantees and has no other financial obligation to provide funding to VIEs, other than its own capital commitments.
The following table illustrates the Company’s maximum exposure to unconsolidated VIEs which is limited to the fair value of its investments and unfunded commitment as of year-end.

	December 31, 2024			December 31, 2023
(in thousands)	Fair Value of Investment	Unfunded Commitments	Maximum Exposure	Fair Value of Investment	Unfunded Commitments	Maximum Exposure
Non-Consolidated Sponsored Investment Funds	$398,386	$56,725	$455,111	$187,605	$48,550	$236,155
Other VIE’s	143,145	12,294	155,439	154,642	12,464	167,106
Total	$541,531	$69,019	$610,550	$342,247	$61,014	$403,261